Derivatives	12 Months Ended
Sep. 30, 2018
Derivatives [Abstract]
Derivatives

NOTE 13 - DERIVATIVES

Derivative financial instruments are used by the Company principally in the management of its interest rate, foreign currency exchange rate and raw material price exposures. The Company does not hold or issue derivative financial instruments for trading purposes. For derivative instruments that are designated and qualify as cash flow hedges, the gain or loss on the effective portion of the derivative is reported as a component of Accumulated Other Comprehensive Income (“AOCI”) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on derivatives representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

Cash Flow Hedges

Interest Rate Swaps. The Company uses interest rate swaps to manage its interest rate risk. The swaps are designated as cash flow hedges with the changes in fair value recorded in AOCI and as a derivative asset or liability, as applicable. The swaps settle periodically in arrears with the related amounts for the current settlement period payable to, or receivable from, the counter-parties included in accrued liabilities or receivables, respectively, and recognized in earnings as an adjustment to Interest Expense from the underlying debt to which the swap is designated. At September 30, 2018 and 2017, the Company had a series of U.S. dollar denominated interest rate swaps outstanding which effectively fix the interest on variable rate debt, exclusive of lender spreads, at 1.76% for a notional principal amount of $300.0 million through May 2020. The derivative net gain estimated to be reclassified from AOCI into earnings over the next 12 months is $1.4 million, net of tax. The Company’s interest rate swap derivative financial instruments at September 30, 2018 and 2017 are as follows:

	2018		2017
(in millions)	Notional Amount	Remaining Years	Notional Amount	Remaining Years
Interest rate swaps - fixed	$300.0	1.6	$300.0	2.6

Commodity Swaps. The Company is exposed to risk from fluctuating prices for raw materials, specifically brass used in its manufacturing processes. The Company hedges a portion of the risk associated with the purchase of these materials through the use of commodity swaps. The hedge contracts are designated as cash flow hedges with the fair value changes recorded in AOCI and as a hedge asset or liability, as applicable. The unrecognized changes in fair value of the hedge contracts are reclassified from AOCI into earnings when the hedged purchase of raw materials also affects earnings. The swaps effectively fix the floating price on a specified quantity of raw materials through a specified date. At September 30, 2018, the Company had a series of brass swap contracts outstanding through February 2020. The derivative net loss estimated to be reclassified from AOCI into earnings over the next 12 months is $0.3 million, net of tax. The Company had the following commodity swap contracts outstanding as of September 30, 2018 and 2017:

	2018		2017
(in millions, except notional)	Notional	Contract Value	Notional	Contract Value
Brass swap contracts	1.0 Tons	$5.6	1.3 Tons	$6.6

Foreign exchange contracts. The Company periodically enters into forward foreign exchange contracts to hedge the risk from forecasted foreign currency denominated third party and intercompany sales or payments. These obligations generally require the Company to exchange foreign currencies for U.S. Dollars, Euros, Canadian Dollars or Japanese Yen. These foreign exchange contracts are cash flow hedges of fluctuating foreign exchange rates related to sales of product or raw material purchases. Until the sale or purchase is recognized, the fair value of the related hedge is recorded in AOCI and as a hedge asset or liability, as applicable. At the time the sale or purchase is recognized, the fair value of the related hedge is reclassified as an adjustment to Net Sales or purchase price variance in Cost of Goods Sold on the Consolidated Statements of Income. At September 30, 2018, the Company had a series of foreign exchange derivative contracts outstanding through March 2020. The derivative net loss estimated to be reclassified from AOCI into earnings over the next 12 months is $3.9 million, net of tax. At September 30, 2018 and 2017, the Company had foreign exchange derivative contracts designated as cash flow hedges with a notional value of $261.6 million and $330.5 million, respectively.

Net Investment Hedge

On September 20, 2016, SBI issued €425 million aggregate principal amount of 4.00% Notes. See Note 11 - Debt for further detail. The 4.00% Notes are denominated in Euros and have been designated as a net investment hedge of the translation of the Company’s net investments in Euro denominated subsidiaries at the time of issuance. As a result, the translation of the Euro denominated debt is recognized as AOCI with any ineffective portion recognized as foreign currency translation gains or losses on the statement of income when the aggregate principal exceeds the net investment in its Euro denominated subsidiaries. Net gains or losses from the net investment hedge are reclassified from AOCI into earnings upon a liquidation event or deconsolidation of Euro denominated subsidiaries. As of September 30, 2018, the hedge was fully effective and no ineffective portion was recognized in earnings.

NOTE 13 - DERIVATIVES (continued)

Derivative Contracts Not Designated As Hedges for Accounting Purposes

Foreign exchange contracts. The Company periodically enters into forward and swap foreign exchange contracts to economically hedge the risk from third party and intercompany payments resulting from existing obligations. These obligations generally require the Company to exchange foreign currencies for U.S. Dollars, Canadian Dollars, Euros, Pounds Sterling, Taiwanese Dollars or Australian Dollars. These foreign exchange contracts are economic hedges of a related liability or asset recorded in the accompanying Consolidated Statements of Financial Position. The gain or loss on the derivative hedge contracts is recorded in earnings as an offset to the change in value of the related liability or asset at each period end. At September 30, 2018, the Company had a series of forward exchange contracts outstanding through October 2018. At September 30, 2018 and 2017, the Company had $105.2 million and $109.7 million, respectively, of notional value for such foreign exchange derivative contracts outstanding.

Fair Value of Derivative Instruments

The fair value of the Company’s outstanding derivative instruments in the Consolidated Statements of Financial Position are as follows:

(in millions)	Line Item	2018	2017
Derivative Assets
Commodity swaps - designated as hedge	Other receivables	$—	$0.6
Interest rate swaps - designated as hedge	Other receivables	1.8	—
Interest rate swaps - designated as hedge	Deferred charges and other	1.0	0.4
Foreign exchange contracts - designated as hedge	Other receivables	5.5	—
Foreign exchange contracts - designated as hedge	Deferred charges and other	0.2	0.2
Foreign exchange contracts - not designated as hedge	Other receivables	0.4	0.3
Total Derivative Assets		$8.9	$1.5
Derivative Liabilities
Commodity swaps - designated as hedge	Accounts payable	$0.4	$—
Interest rate swaps - designated as hedge	Other current liabilities	—	0.5
Interest rate swaps - designated as hedge	Accrued interest	(0.3)	0.2
Foreign exchange contracts - designated as hedge	Accounts payable	0.3	13.1
Foreign exchange contracts - designated as hedge	Other long term liabilities	0.2	1.6
Foreign exchange contracts - not designated as hedge	Accounts payable	0.2	0.1
Total Derivative Liabilities		$0.8	$15.5

The Company is exposed to the risk of default by the counterparties with which it transacts and generally does not require collateral or other security to support financial instruments subject to credit risk. The Company monitors counterparty credit risk on an individual basis by periodically assessing each such counterparty’s credit rating exposure. The maximum loss due to credit risk equals the fair value of the gross asset derivatives that are concentrated with certain domestic and foreign financial institution counterparties. The Company considers these exposures when measuring its credit reserve on its derivative assets, which was less than $0.1 million for the years ended September 30, 2018 and 2017.

The Company’s standard contracts do not contain credit risk related contingent features whereby the Company would be required to post additional cash collateral as a result of a credit event. However, the Company is typically required to post collateral in the normal course of business to offset its liability positions. As of September 30, 2018, and 2017, there was no cash collateral outstanding. In addition, as of September 30, 2018 and 2017, the Company had no posted standby letters of credit related to such liability positions.

NOTE 13 - DERIVATIVES (continued)

The following table summarizes the impact of the effective and ineffective portions of designated hedges and the gain (loss) recognized in the Consolidated Statement of Income for the years ended September 30, 2018, 2017 and 2016:

	Effective Portion
For the year ended				Reclassified to	Ineffective portion
September 30, 2018	Gain (Loss)	Reclassified to Continuing Operations		Discontinued	Continuing Operations		Discontinued
(in millions)	in OCI	Line Item	Gain (Loss)	Operations	Line Item	Gain (Loss)	Operations
Interest rate swaps	$4.0	Interest expense	$—	$1.1	Interest expense	$—	$1.2
Commodity swaps	(4.5)	Cost of goods sold	0.7	2.4	Cost of goods sold	—	—
Net investment hedge	6.2	Other non-operating expense	—	—	Other non-operating expense	—	—
Foreign exchange contracts	(0.1)	Net sales	0.1	—	Net sales	—	—
Foreign exchange contracts	10.8	Cost of goods sold	(9.3)	(1.9)	Cost of goods sold	—	—
Total	$16.4		$(8.5)	$1.6		$—	$1.2

	Effective Portion
For the year ended				Reclassified to	Ineffective portion
September 30, 2017	Gain (Loss)	Reclassified to Continuing Operations		Discontinued	Continuing Operations		Discontinued
(in millions)	in OCI	Line Item	Gain (Loss)	Operations	Line Item	Gain (Loss)	Operations
Interest rate swaps	$(0.7)	Interest expense	$(1.3)	$—	Interest expense	$—	$—
Commodity swaps	6.2	Cost of goods sold	0.7	4.7	Cost of goods sold	—	—
Net investment hedge	(24.0)	Other non-operating expense	—	—	Other non-operating expense	—	—
Foreign exchange contracts	0.4	Net sales	(0.1)	—	Net sales	—	—
Foreign exchange contracts	(13.5)	Cost of goods sold	6.4	0.4	Cost of goods sold	—	—
Total	$(31.6)		$5.7	$5.1		$—	$—

	Effective Portion
For the year ended				Reclassified to	Ineffective portion
September 30, 2016	Gain (Loss)	Reclassified to Continuing Operations		Discontinued	Continuing Operations		Discontinued
(in millions)	in OCI	Line Item	Gain (Loss)	Operations	Line Item	Gain (Loss)	Operations
Interest rate swaps	$(0.4)	Interest expense	$(1.9)	$—	Interest expense	$—	$—
Commodity swaps	4.5	Cost of goods sold	(1.4)	(2.3)	Cost of goods sold	—	—
Net investment hedge	0.6	Other non-operating expense	—	—	Other non-operating expense	—	—
Foreign exchange contracts	(0.4)	Net sales	(0.2)	—	Net sales	—	—
Foreign exchange contracts	6.8	Cost of goods sold	6.6	0.3	Cost of goods sold	—	—
Total	$11.1		$3.1	$(2.0)		$—	$—

The following table summarizes the gain (loss) associated with derivative contracts not designated as hedges and recognized as part of income from continuing operations in the Consolidated Statements of Income for the years ended September 30, 2018, 2017 and 2016.

(in millions)	Line Item	2018	2017	2016
Foreign exchange contracts	Other non-operating (income) expense	$(2.3)	$0.8	$0.1